Derivative Financial Liability	6 Months Ended
Jun. 30, 2021
Derivative Financial Liability [Abstract]
DERIVATIVE FINANCIAL LIABILITY

9. DERIVATIVE FINANCIAL LIABILITY

In connection with the Business Combination (note 19), the Group issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius (the “Public Warrants”) and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (the “Private Warrants”).

No Public or Private Warrants have been exercised or redeemed since originally issued and until the date of these interim condensed consolidated financial statements.

Upon initial recognition, the fair value of the Warrants has been determined using a combination of a market approach and valuation technique performed by an independent third-party valuation specialist (for further details refer to note 19). Based on that, the estimated fair value of the Warrants was USD 9,210 thousand.

As at 30 June 2021 and 31 December 2020, the Warrants were valued using the market quoted price on Nasdaq.

The table below illustrates the movement on the Warrants during the period / year:

	30 June 2021	31 December 2020
	USD ’000	USD ’000

Fair value of Warrants at the beginning of the period / Initial recognition of Warrants at the close of the Business Combination - now reclassified from equity to a liability	13,628	9,210
Change in fair value for the period / year	3,795	4,418
Fair value of Warrants at the end of the period / year	17,423	13,628